Securities Act Registration No. 333-164528

Investment Company Act Registration No. 811-22384

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No._ _

☐

Post-Effective Amendment No._19_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No._20_

☒

(Check appropriate box or boxes.)

Nile Capital Investment Trust

(Exact Name of Registrant as Specified in Charter)

116 Village Blvd, Suite 306, Princeton NJ 08540

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 367-2820

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

o On (date)  pursuant to paragraph (b)

o 60 days after filing pursuant to paragraph (a) (1)

o On (date) pursuant to paragraph (a) (1)

o 75 days after filing pursuant to paragraph (a) (2)

o On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio on August 9, 2017.

Nile Capital Investment Trust

By:

/s/ JoAnn M, Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the 9th day of August 2017.

Name	Title
Larry Seruma*	Trustee, President (Principal Executive Officer)
David Friedensohn*	Trustee
Robert G. Roach, Jr.*	Trustee
Yenan Chen*	Treasurer, (Principal Financial Officer/Principal Accounting Officer)

*By:

/s/ JoAnn M, Strasser

JoAnn M. Strasser

*Attorney-in-Fact – Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase